Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Amortization related to intangible assets
Amortization expense	$ 25,812	$ 13,338	$ 50,754	$ 24,636	$ 72,754	$ 44,086	$ 6,615
Future amortization expense of intangible assets
2015					88,970
2016	97,432		97,432		83,449
2017	90,795		90,795		76,826
2018	86,818		86,818		72,857
2019	79,587		79,587		66,826
Thereafter	405,266		405,266		303,408
Total	810,468		810,468		692,336
Depreciation and amortization
Amortization related to intangible assets
Amortization expense	21,711	11,324	42,604	20,600	60,855	29,657	4,538
Cost of sales
Amortization related to intangible assets
Amortization expense	1,984	949	4,121	1,574	6,172	5,285	800
Interest expense
Amortization related to intangible assets
Amortization expense	2,117	1,065	4,029	2,462	5,727	3,375	1,277
Loss on early extinguishment of debt
Amortization related to intangible assets
Amortization expense						$ 5,769